Segment, Geographic, and Significant Customer Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Revenue	$ 962	$ 1,771	$ 8,213	$ 22,343
Total property, equipment and intangible assets	13,123		13,235	7,098
United States
Concentration Risk [Line Items]
Revenue	962	$ 1,771	6,778	17,037
Total property, equipment and intangible assets	8,705		8,442	6,390
Rest of World
Concentration Risk [Line Items]
Revenue			1,435	5,306
Total property, equipment and intangible assets	$ 4,418		$ 4,793	$ 708
Revenue | Customer Concentration Risk | Customer A
Concentration Risk [Line Items]
Concentration risk	82.00%	100.00%	82.00%	76.00%
Revenue | Customer Concentration Risk | Customer B
Concentration Risk [Line Items]
Concentration risk	17.00%	0.00%	4.00%	24.00%
Accounts receivable | Customer Concentration Risk | Customer A
Concentration Risk [Line Items]
Concentration risk			72.00%	33.00%
Accounts receivable | Customer Concentration Risk | Customer B
Concentration Risk [Line Items]
Concentration risk			0.00%	67.00%
Accounts receivable | Customer Concentration Risk | Customer B - March 31, 2022
Concentration Risk [Line Items]
Concentration risk	12.00%		12.00%
Accounts receivable | Customer Concentration Risk | Customer A - March 31, 2022
Concentration Risk [Line Items]
Concentration risk	87.00%		88.00%